Investments in Associates and Joint Ventures - Summary of Principal Associate Undertakings (Parenthetical) (Details) - ITC Ltd.	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Significant Investments In Associates [Line Items]
Percentage of interest in associate	29.57%
Associates And Joint Ventures
Disclosure Of Significant Investments In Associates [Line Items]
Percentage of interest in associate	29.57%	29.71%	29.89%	30.06%